Other Operational Gain (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 03, 2014	Jun. 28, 2013
Other Operational Gain [Line Items]
Other operational gain	$ 10,003,000	$ 3,787,000	$ 3,507,000
Exinguishment of liability related to amount of fuel and lubricants remaining on board	1,361,000	0	0
Gain from insurance claim	237,000	1,030,000	812,000
Hull and Machinery Insurance Claim and Protection and Indemnity Claim
Other Operational Gain [Line Items]
Other operational gain	456,000
Star Borealis
Other Operational Gain [Line Items]
Proceeds received on transfer of claim				8,016,000
Gain on sale of claim	9,377,000
Gross Daily Charter Rate					24,750
Exinguishment of liability related to amount of fuel and lubricants remaining on board	1,361,000
Rebate from Company's previous manning agent
Other Operational Gain [Line Items]
Rebate from previous manning agent	170,000
Bhatia International Ltd
Other Operational Gain [Line Items]
Other operational gain		2,500,000	2,514,000
Korea Line Corporation
Other Operational Gain [Line Items]
Other operational gain		$ 177,000	$ 157,000